Financial Instruments - Summary of Contractual Maturities of Significant Financial Liabilities (Details) - USD ($) $ in Millions	Mar. 31, 2022	Mar. 31, 2021
Disclosure Of Financial Instruments [Line Items]
Trade payables	$ 545	$ 362
Financial liability under option arrangements (Refer to Note 2.5)	86	95
Other financial liabilities (excluding liabilities towards contingent consideration) on an undiscounted basis (Refer to Note 2.5)	1,992	1,351
Liability towards contingent consideration on an undiscounted basis (Refer to Note 2.5)	17	25
Less Than 1 Year
Disclosure Of Financial Instruments [Line Items]
Trade payables	545	362
Other financial liabilities (excluding liabilities towards contingent consideration) on an undiscounted basis (Refer to Note 2.5)	1,787	1,264
Liability towards contingent consideration on an undiscounted basis (Refer to Note 2.5)	9	10
1-2 Years
Disclosure Of Financial Instruments [Line Items]
Financial liability under option arrangements (Refer to Note 2.5)	9	84
Other financial liabilities (excluding liabilities towards contingent consideration) on an undiscounted basis (Refer to Note 2.5)	144	56
Liability towards contingent consideration on an undiscounted basis (Refer to Note 2.5)	3	10
2-4 Years
Disclosure Of Financial Instruments [Line Items]
Financial liability under option arrangements (Refer to Note 2.5)	11	11
Other financial liabilities (excluding liabilities towards contingent consideration) on an undiscounted basis (Refer to Note 2.5)	60	27
Liability towards contingent consideration on an undiscounted basis (Refer to Note 2.5)	5	5
4-7 Years
Disclosure Of Financial Instruments [Line Items]
Financial liability under option arrangements (Refer to Note 2.5)	66
Other financial liabilities (excluding liabilities towards contingent consideration) on an undiscounted basis (Refer to Note 2.5)	$ 1	$ 4